Risks and Concentration	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Risks and Concentration	Risks and concentration
Concentration of credit risk
Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, short-term investments, accounts receivables, notes receivable, amounts due from related parties and other non-current assets.
The Group’s policy requires cash and restricted cash to be placed with high quality financial institutions. The Group regularly evaluates the credit standing of the counterparties or financial institutions.
The Group conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on site visits by senior management. Based on this analysis, the Group determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Group will not deliver the services or sell the products to the customer or require the customer to pay cash to secure payment or to make significant down payments.
Concentration of customers and suppliers
The Group currently has a concentrated customer base with a limited number of key customers, particularly Geely Group and its subsidiaries. Geely Group and its subsidiaries represents 86.4% and 83.3% of the Group’s accounts receivable - related parties, net, as of December 31, 2023 and 2024, respectively. During the years ended December 31, 2022, 2023 and 2024, Geely Group and its subsidiaries contributed 67.0%, 78.5% and 81.8% of the Group’s total revenues, respectively, which excluded the sales of SoC core modules or software licenses by the Group to its third-party customers that were integrated into infotainment and cockpit products and sold by such third-party customers to Geely Group and its subsidiaries.
The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,
	2023	2024
Customer A, a third party	42.0%	54.1%
Customer B, a third party	Less than 10.0%	25.7%
Customer C, a third party	28.6%	Less than 10.0%
Customer D, a third party	15.1%	Less than 10.0%
Customers contributed more than 10.0% of total revenues are as follows:

	Year Ended December 31,
	2022	2023	2024
Geely Group and its subsidiaries	67.0%	78.5%	81.8%
Customer A, a third party	12.6%	Less than 10.0%	Less than 10.0%
Customer B, a third party	12.5%	Less than 10.0%	Less than 10.0%
The following table summarizes suppliers with greater than 10.0% of the accounts payable:

	As of December 31,
	2023	2024
Supplier A, a third party	12.5%	Less than 10.0%
Supplier B, a third party	15.7%	14.6%
Supplier C, a third party	22.8%	28.2%
Supplier D, a third party	Less than 10.0%	13.1%
Suppliers accounting for more than 10.0% of total purchases are as follows:

	Year Ended December 31,
	2022	2023	2024
Supplier A, a third party	12.7%	12.1%	Less than 10.0%
Supplier B, a third party	17.4%	20.2%	17.3%
Supplier C, a third party	Less than 10.0%	15.4%	21.8%
Supplier D, a third party	Less than 10.0%	Less than 10.0%	12.2%